Freight Tax and Other Tax Expense (Tables)	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Other Liabilities [Table Text Block]
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's consolidated balance sheets:

	Six Months Ended June 30,
	2019 $	2018 $
Balance of unrecognized tax benefits as at January 1	32,059	26,054
Increases for positions related to the current year	1,686	1,467
Changes for positions taken in prior years	2,047	1,483
Decreases related to statute of limitations	—	(93)
Balance of unrecognized tax benefits as at June 30	35,792	28,911